UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 30th, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal Nenadovic
Title:Chief Financial Officer
Phone:416-943-6721

Signature, Place, and Date of Signing:

 Neal Nenadovic     Toronto, Ontario, Canada    February 1st, 2006


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $ 900,866  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of Clas   Cusip       Value     Shares  Sh/ Put/      InvstmtOther Voting Authority
                                                        (x$1000)    Prn/Amt  Prn Call      Discrtn Mgrs    Sole ShareNone
Activision, Inc.                 Com New     004930202      1,055     66,000  Sh           Sole           66,000
Agnico-Eagle Mines Limited         Com       008474108      9,208    400,000  Sh           Sole          400,000
Aldila Inc.                      Com New     014384200      2,366     80,000  Sh           Sole           80,000
Arch Coal Inc.                     Com       039380100     98,792  1,068,500  Sh           Sole         1,068,500
Banro Corp.                        Com       066800103     12,729  1,292,300  Sh           Sole         1,292,300
Carrizo Oil & Gas Inc.             Com       144577103      1,149     40,000  Sh           Sole           40,000
CGI Group Inc.                 CL A Sub Vtg  39945C109      6,093    650,000  Sh           Sole          650,000
Contango Oil & Gas Company         Com       21075N204        213     16,000  Sh           Sole           16,000
Delta Petroleum Corp.            Com New     992869057    182,245  7,198,076  Sh           Sole         7,198,076
Desert Sun Mining Corp.            Com       25043V107      1,476    516,250  Sh           Sole          516,250
DRDGOLD Limited               Sponsored Adr  26152H103      3,349  1,999,800  Sh           Sole         1,999,800
Eldorado Gold Corporation          Com       284902103      4,552    800,000  Sh           Sole          800,000
EnCana Corporation                 Com       292505104        894     17,000  Sh           Sole           17,000
Flexible Solutions Internation     Com       33938T104      2,063    611,744  Sh           Sole          611,744
FNX Mining Co. Inc.                Com       30253R101     44,549  3,278,100  Sh           Sole         3,278,100
Glencairn Gold Corporation         Com       377903109      3,257  7,575,000  Sh           Sole         7,575,000
IAMGold Corporation                Com       450913108     10,992  1,200,000  Sh           Sole         1,200,000
Ikanos Communication               Com       45173E105      2,986    174,200  Sh           Sole          174,200
IMA Exploration Inc.               Com       449664101     14,397  4,137,100  Sh           Sole         4,137,100
KFX Inc.                           Com       48245L107      6,476    324,900  Sh           Sole          324,900
Meridian Gold Inc.                 Com       589975101     12,740    500,000  Sh           Sole          500,000
Metallica Resources Inc.           Com       59125J104      7,919  3,683,200  Sh           Sole         3,683,200
Minco Mining & Metals Corp.        Com       60253L101      6,109  3,531,000  Sh           Sole         3,531,000
Minefinders Corporation Ltd.       Com       602900102     12,645  2,143,200  Sh           Sole         2,143,200
Monolithic Power Systems Inc       Com       609839105        872     50,000  Sh           Sole           50,000
N S Group Inc                      Com       628916108      1,216     25,000  Sh           Sole           25,000
NeuroMetrix, Inc.                  Com       641255104        698     22,000  Sh           Sole           22,000
New Gold Inc.                      Com       644535106     11,700  1,500,000  Sh           Sole         1,500,000
Newmont Mining Corporation         Com       651639106     12,421    200,000  Sh           Sole          200,000
Northgate Minerals Corporation     Com       666416102      8,591  4,033,100  Sh           Sole         4,033,100
NovaGold Resources Inc.            Com       66987E206     47,708  4,530,637  Sh           Sole         4,530,637
Orezone Resources Inc.             Com       685921108     15,337  7,133,700  Sh           Sole         7,133,700
Pan American Silver Corp.          Com       697900108      5,477    250,000  Sh           Sole          250,000
Pioneer Drilling Co.               Com       723655106      3,128    150,000  Sh           Sole          150,000
Queenstake Resources Ltd.          Com       748314101     22,916 99,635,200  Sh           Sole         99,635,200
Randgold Resources Limited, AD     Adr       752344309      7,504    400,000  Sh           Sole          400,000
RELM Wireless Corporation          Com       759525108      1,047    123,200  Sh           Sole          123,200
Research In Motion Ltd.            Com       760975102        767     10,000  Sh           Sole           10,000
Richmont Mines Inc.                Com       76547T106      5,401  1,241,662  Sh           Sole         1,241,662
Rogers Communications Inc.         CL B      775109200      1,722     35,000  Sh           Sole           35,000
Rubicon Minerals Corporation       Com       780911103      6,472  6,471,500  Sh           Sole         6,471,500
Sierra Wireless, Inc.              Com       826516106        322     25,000  Sh           Sole           25,000
Silver Wheaton Corp.               Com       993230812     13,500  2,000,000  Sh           Sole         2,000,000
Superior Energy Services Inc.      Com       868157108      1,224     50,000  Sh           Sole           50,000
Sycamore Networks, Inc.            Com       871206108      1,758    350,000  Sh           Sole          350,000
Syneron Medical Ltd.             Ord Shs     M87245102     71,450  1,935,000  Sh           Sole         1,935,000
Take-Two Interactive Software      Com       874054109      1,544     75,000  Sh           Sole           75,000
Tower Group, Inc.                  Com       891777104      1,278     50,000  Sh           Sole           50,000
Ultra Petroleum Corp.              Com       903914109    150,168  2,314,000  Sh           Sole         2,314,000
VAALCO Energy Inc.               Com New     91851C201      8,417  1,707,000  Sh           Sole         1,707,000
Western Silver Corporation         Com       959531104     49,974  3,814,773  Sh           Sole         3,814,773
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